Cost of services by nature	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Cost of services by nature
24.	Cost of services by nature

Costs of services rendered are as follows:

Description	2018	2017	2016
Payroll, charges and benefits	(574,869)	(544,565)	(542,730)
Waste treatment and disposal of leachate	(50,697)	(36,313)	(49,008)
Fuel/lubricant	(63,530)	(57,118)	(60,577)
Transportation	(16,650)	(14,558)	(12,593)
Lease of machinery and equipment	(25,669)	(17,022)	(46,475)
Materials to operate landfills	(20,804)	(16,873)	(25,935)
Technical assistance	(6,288)	(11,944)	(6,416)
Depreciation/amortization/depletion	(99,835)	(105,624)	(129,688)
Analysis and monitoring	(5,775)	(5,303)	(9,191)
Lease of real estate, equipment and vehicles	(11,824)	(12,091)	(13,452)
Travel and lodging	(13,978)	(19,284)	(11,205)
Equipment maintenance	(41,654)	(38,808)	(20,725)
Landfill maintenance	(377)	(94)	(1,130)
Other	(47,233)	(62,658)	(74,623)

Total costs	(979,183)	(942,255)	(1,003,748)